Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property and equipment, net
Total	¥ 36,270	¥ 53,378
Accumulated depreciation	(35,569)	(43,944)
Property and equipment, net	701	9,434		$ 100
Impairment loss	0	0	¥ 0
Depreciation expenses	1,184	2,546	¥ 3,027
Office furniture and equipment
Property and equipment, net
Total	1,471	1,438
Computer equipment
Property and equipment, net
Total	6,242	6,012
Servers and network equipment
Property and equipment, net
Total	22,584	22,567
Leasehold improvements
Property and equipment, net
Total	¥ 5,973	10,849
Building
Property and equipment, net
Total		¥ 12,512